Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale financial assets [member] | Shares [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 81	€ 114
Carrying amount of associated liabilities	91	122
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	3,310	5,805
Carrying amount of associated liabilities	3,396	5,929
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	404	54
Carrying amount of associated liabilities	416	55
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	249	384
Carrying amount of associated liabilities	€ 69	€ 93